SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Year-End Spot Rate : US$1 Exchange Rate=RMB [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	7.0999	7.2513	6.8972
Average Rate US$1=RMB [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	7.2347	6.9536	6.9789